Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Reconciliation of Unconsolidated Segment Results to Consolidated Statement of Operations

Segment results are reconciled to the statements of operations in the tables below:

	Six months ended June 30, 2016
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$33,531	1,625	35,156
Interest and similar income, net	13,288	947	14,235
Change in fair value of assets and liabilities	76,716	—	76,716
Realized investment gains, net	27	2	29
Fee, commission, and other revenue	3,451	—	3,451

Total revenue	127,013	2,574	129,587

Benefits and expenses:
Net benefits and expenses	109,981	2,857	112,838
General and administrative expenses and commissions	21,115	324	21,439
Change in deferred acquisition costs, net	(579)	140	(439)

Total benefits and expenses	130,517	3,321	133,838

Pretax (loss)	$(3,504)	(747)	(4,251)

	Six months ended June 30, 2015
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$32,021	1,680	33,701
Interest and similar income, net	12,548	975	13,523
Change in fair value of assets and liabilities	(21,864)	—	(21,864)
Realized investment gains, net	344	22	366
Fee, commission, and other revenue	3,628	—	3,628

Total revenue	26,677	2,677	29,354

Benefits and expenses:
Net benefits and expenses	(4,150)	1,964	(2,186)
General and administrative expenses and commissions	20,242	312	20,554
Change in deferred acquisition costs, net	(1,402)	335	(1,067)

Total benefits and expenses	14,690	2,611	17,301

Pretax income	$11,987	66	12,053

Segment results are reconciled to the statements of operations in the tables below:

	Year ended December 31, 2015
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$65,603	3,267	68,870
Interest and similar income, net	25,378	2,009	27,387
Change in fair value of assets and liabilities	11,374	(1)	11,373
Realized investment gains, net	549	34	583
Fee, commission, and other revenue	7,221	—	7,221

Total revenue	110,125	5,309	115,434

Benefits and expenses:
Net benefits	81,697	5,814	87,511
General and administrative expenses and commissions	41,145	647	41,792
Change in deferred acquisition costs, net	(8,687)	522	(8,165)

Total benefits and expenses	114,155	6,983	121,138

Pretax (loss)	$(4,030)	(1,674)	(5,704)

	Year ended December 31, 2014
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$58,728	2,988	61,716
Interest and similar income, net	27,293	1,566	28,859
Change in fair value of assets and liabilities	66,806	—	66,806
Realized investment gains, net	73	4	77
Fee, commission, and other revenue	6,869	(5)	6,864

Total revenue	159,769	4,553	164,322

Benefits and expenses:
Net benefits	138,957	4,936	143,893
General and administrative expenses and commissions	38,886	903	39,789
Change in deferred acquisition costs, net	(15,088)	24	(15,064)

Total benefits and expenses	162,755	5,863	168,618

Pretax (loss)	$(2,986)	(1,310)	(4,296)

	Year ended December 31, 2013
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$47,281	3,452	50,733
Interest and similar income, net	28,562	1,073	29,635
Change in fair value of assets and liabilities	(78,945)	1	(78,944)
Realized investment gains, net	796	33	829
Fee, commission, and other revenue	5,904	—	5,904

Total revenue	3,598	4,559	8,157

Benefits and expenses:
Net benefits	(42,034)	3,931	(38,103)
General and administrative expenses and commissions	34,595	924	35,519
Change in deferred acquisition costs, net	(6,440)	277	(6,163)

Total benefits and expenses	(13,879)	5,132	(8,747)

Pretax income (loss)	$17,477	(573)	16,904